Shareholders' Equity - Ordinary Shares (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Nov. 11, 2020 $ / shares	Jan. 17, 2020 $ / shares	Dec. 31, 2019 Vote $ / shares shares
Class of Stock [Line Items]
Shares subject to possible redemption	55,152,673	56,966,114			0
Stockholders equity split	one-for-one	one-for-one
Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	400,000,000	400,000,000			400,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, votes per share | Vote	1	1			1
Common shares, shares issued (in shares)	13,847,327	12,033,886			0
Common shares, shares outstanding (in shares)	13,847,327	12,033,886			0
Shares subject to possible redemption	55,152,673	56,966,114
Number of Class A common stock issued upon conversion of each share (in shares)	1	1
Common stock issuable upon conversion pursuant to Initial Business Combination, as a percent of outstanding shares	20.00%	20.00%
Class A common stock | Founder Shares [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	400,000,000	400,000,000			400,000,000
Class A common stock | Sponsor [Member]
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares issued (in shares)	13,847,327	12,033,886			0
Common shares, shares outstanding (in shares)	13,847,327	12,033,886			0
Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	40,000,000	40,000,000			40,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1	1			1
Common shares, shares issued (in shares)	17,250,000	17,250,000			1
Common shares, shares outstanding (in shares)	17,250,000	17,250,000			1
Class B common stock | Founder Shares [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	40,000,000	40,000,000			40,000,000
Class B common stock | Sponsor [Member]
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares issued (in shares)	17,250,000	17,250,000			1
Common shares, shares outstanding (in shares)	17,250,000	17,250,000			1
Class B common stock | Sponsor [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001